Intangible Assets Other Than Goodwill - Schedule Additional Information(Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite Lived Intangible Assets [Line Items]
Net Book Value	$ 36,610
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Cost	57,070	67,417	67,417
Additions - Cost	0	0
Accelerated amortization - Cost	(10,347)
Accumulated Amortization	(16,899)	(16,184)	(7,538)
Additions - Accumulated Amortization	(7,014)	(8,646)
Accelerated amortization - Accumulated Amortization	6,299
Net Book Value	40,171	51,233	59,879
Additions - Net Book Value	(7,014)	(8,646)
Accelerated amortization - Net Book Value	(4,048)
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Cost	(5,819)	(5,819)	(5,819)
Additions - Cost	0	0
Accumulated Amortization	2,258	1,574	891
Additions - Accumulated Amortization	684	683
Net Book Value	(3,561)	(4,245)	(4,928)
Additions - Net Book Value	$ 684	$ 683